Shareholders' Equity (Details) - Schedule of warrants activity $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Schedule of warrants activity [Abstract]
Public warrants assumed from Wealthbridge’s initial Public Offering on February 5,2019	5,750,000
Private warrants assumed from Wealthbridge’s private placement on February 5,2019	270,000
Balance of warrants outstanding as of December 31, 2020	6,020,000
Balance of warrants outstanding as of December 31, 2020	3 years 1 month 6 days
Balance of warrants outstanding as of December 31, 2020	Feb. 04, 2024
Additional warrants upon exercise of UPO (in Dollars) | $	$ 100,000
Exercised	(96,300)
Balance of warrants outstanding as of December 31, 2021	6,023,700
Balance of warrants exercisable as of December 31, 2020	6,023,700
Balance of warrants exercisable as of December 31, 2020	2 years 1 month 6 days
Balance of warrants exercisable as of December 31, 2020	Feb. 04, 2024